Net Income (Loss) Per Share	6 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
12 - Net Income (Loss) Per Share
The following table presents a reconciliation of basic and diluted earnings per share computations for the periods presented:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions, except per share amounts)	2026	2025	2026	2025
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$130	$238	$400	$368
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic	1,069	1,060	1,068	1,059
Equity-classified share-based awards	10	9	11	8
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,079	1,069	1,079	1,067
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share — basic	$0.12	$0.22	$0.37	$0.35
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share — diluted	$0.12	$0.22	$0.37	$0.34
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units	—	1	—	1
Performance share units	1	—	1	—
Total	1	1	1	1